Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Exchange Rates [Line Items]
Foreign currency			7.0732
Profits/Loss [Member]
Schedule of Exchange Rates [Line Items]
Foreign currency	7.1875	7.1957
Balance Sheet [Member]
Schedule of Exchange Rates [Line Items]
Foreign currency	6.9931	7.2993